TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,647	$ 2,948	$ 5,795
Deductions credited to income	(731)	(301)	(2,847)
Ending balance	$ 1,916	$ 2,647	$ 2,948